Note 13 - Income Tax	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAX

The Company is
not
subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

(Loss) income before income taxes consisted of:

(In Thousands)

	Years Ended December 31
	2019	2018	2017

Cayman Islands	$(6,355)	$277	$(7,371)
Foreign	2,487	2,952	2,236

Total	$(3,868)	$3,229	$(5,135)

Income tax expense consisted of:
(In Thousands)

	Years Ended December 31
	2019	2018	2017

Current	$1,304	$1,296	$970
Deferred	(133)	(155)	40

Total	$1,171	$1,141	$1,010

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero
for the Company for the years being reported. The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2019	2018	2017

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	344	401	414
Changes in deferred income tax assets and liabilities	(224)	(247)	(546)
Adjustments to prior years’ taxes	34	60	12
Changes in valuation allowances for deferred income tax assets	91	92	586
Withholding taxes on repatriation of subsidiary profits	351	521	298
Alternative Minimum Tax on EMC stock sales	345	105	-
Other	230	209	246

Total	$1,171	$1,141	$1,010

The deferred income tax assets and liabilities as of
December 31, 2019
and
2018
consisted of the following:

(In Thousands)

	December 31
	2019	2018
Deferred income tax assets
Research and development credits	$6,850	$6,756
Net operating loss carryforwards	28	44
Depreciation and amortization	150	149
Accrued vacation and other expenses	82	29
	7,110	6,978
Valuation allowance	(7,019)	(6,928)

Total net deferred income tax assets	$91	$50

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$586	$681
Unrealized foreign exchanges	3	-
	$589	$681

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not
more than likely. The valuation allowance increased by
$91,000,
$92,000,
and
$586,000
for the years ended
December 31, 2019,
2018,
and
2017,
respectively. The changes in the valuation allowance in
2019,
2018,
and
2017,
were primary due to the fluctuations in R&D credits from O
2
Micro Inc. that could
not
be utilized.

As of
December 31, 2019,
O
2
Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately
$5,424,000
and
$7,254,000,
respectively. The U.S. federal research and development credit will expire from
2022
through
2039
if
not
utilized, while the state research and development credit will never expire. Utilization of the research and development credits may
be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of
1986
and similar provisions in the State of California’s tax regulations. The annual limitation may
result in the expiration of federal research and development credits before utilization.

As of
December 31, 2019,
the Company’s subsidiary had U.S. net operating loss carryforwards for California tax purpose of
$402,000,
which will expire, if
not
utilized beginning in
2028.

On
December 22, 2017,
the Tax Cuts and Jobs Act of
2017
(the "Tax Act") was enacted into law and the new legislation contains certain key tax provisions that affected the Company. The Tax Act affects the Company by (i) reducing the U.S. tax rate from
35%
to
21%
effective
January 1, 2018,
and (ii) impacting the values of the deferred assets and liabilities.

Pursuant to U.S. GAAP, changes in tax rates and tax laws are accounted for in the period of enactment, and the resulting effects are included as components of the income tax provision related to continuing operations within the same period. Therefore, the following changes in the tax laws have been accounted for in
2017.
The Company’s deferred tax assets and liabilities and offsetting valuation allowance have been remeasured at the new enacted tax rate as of
December 31, 2017.
The amount of U.S. net operating losses that the Company has is available and the Company’s ability to utilize them to reduce future taxable income is not
impacted by the Tax Act.

In
December 2017,
the SEC staff issued Staff Accounting Bulletin
No.
118,
Income Tax Accounting Implications of the Tax Cuts and Jobs Act (“SAB
118”
) which allows companies to record provisional amounts during a measurement period not
to extend beyond
one
year of the enactment date. Since the Act was passed late in the fourth
quarter of
2017,
and ongoing guidance and accounting interpretation was yet to be issued, the Company’s accounting of the transition tax and deferred tax re-measurements were incomplete as of
December 31, 2017.
The Company filed its
2017
Federal corporate income tax return in the
first
quarter of
2018.
The final analysis and impact of the Act is reflected in the tax provision and related tax disclosures for the year ended
December 31, 2018.
There was
no
material change in estimate which would have been reflected within the measurement period in accordance with SAB
118.

In
2018,
the Income Tax Act in Taiwan was amended and, starting from
January 1, 2019,
surcharge of profit-seeking enterprise income tax on undistributed earnings tax offset against dividend withholding for non-Taiwan resident was not
available.

To better position itself for the future growth phase, the Company considered the repatriation of the earnings from subsidiaries in Taiwan and China beginning in the second
quarter of
2015.
As a result, deferred tax liabilities from withholding tax for the unremitted earnings in Taiwanese and Chinese subsidiaries have been recorded for
$586,000
and
$681,000
as of
December 31, 2019
and
2018,
respectively.

The Company files income tax returns in various foreign jurisdictions. The Company is generally no
longer subject to income tax examinations by tax authorities for years prior to
2014
because of the statute of limitations.